FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains on foreign currency derivatives - net	€ 10	€ (8)	€ (1)
Unrealized gains / (losses) on foreign currency derivatives - net	(12)	6	13
Derivatives that do not qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains on foreign currency derivatives - net	16	0	1
Unrealized gains / (losses) on foreign currency derivatives - net	(12)	6	15
Derivatives that qualify for hedge accounting | At fair value through profit and loss
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains on foreign currency derivatives - net	(6)	(8)	(2)
Unrealized gains / (losses) on foreign currency derivatives - net	0	0	(2)
Derivatives that qualify for hedge accounting | At fair value through OCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized gains / (losses) on foreign currency derivatives - net	1	(16)	(21)
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement	€ 6	€ 8	€ 4